Employee Retirement Plans Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement discount rate (as a percent)			3.60%	[1]
U K Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement discount rate (as a percent)	4.65%	[1]	5.35%	[1]
Expected return on plan assets (as a percent)	6.25%		6.65%
MCI
Defined Benefit Plan Disclosure [Line Items]
Settlement discount rate (as a percent)	1.30%	[1]
Rate of compensation increase (as a percent)	2.00%	[2]
Canada Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement discount rate, low end of range (as a percent)	4.00%		5.00%
Settlement discount rate, high end of range (as a percent)	5.00%		5.00%
Settlement discount rate (as a percent)	4.56%		5.28%
Rate of compensation increase (as a percent)	2.50%	[2]	3.00%	[2]
Expected return on plan assets, low end of range (as a percent)	1.00%		2.00%
Expected return on plan assets, high end of range (as a percent)	6.00%		6.00%
Expected return on plan assets (as a percent)	4.62%		5.50%

[1]	Rate utilized at year-end for the following year's pension expense and related balance sheet amounts at current year- end.
[2]	U.K. plan was closed to future accrual during 2009.